Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We maintain an Equity Grant Policy which was amended in October 2024. Under the Equity Grant Policy, unless otherwise approved by the Board, annual equity awards and out-of-cycle equity awards to employees, including to our NEOs, are granted on the second full NYSE trading day following the Company’s filing of its annual report on Form 10-K or quarterly report on Form 10-Q, as applicable, following the date of approval of such awards. Annual equity awards to non-employee directors are granted after the annual meeting of shareholders unless such meeting is not during an open trading window, in which case they will be granted on the second full NYSE trading day following the Company’s filing of its next annual report on Form 10-K or quarterly report on Form 10-Q, as applicable, under the Equity Grant Policy, as amended. During 2025, the Compensation Committee did not take into account any material nonpublic information when determining the terms of equity incentive awards. During 2025, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation, and we did not grant any stock options or stock appreciation rights to our NEOs.
Award Timing Method	Annual equity awards to non-employee directors are granted after the annual meeting of shareholders unless such meeting is not during an open trading window, in which case they will be granted on the second full NYSE trading day following the Company’s filing of its next annual report on Form 10-K or quarterly report on Form 10-Q,
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During 2025, the Compensation Committee did not take into account any material nonpublic information when determining the terms of equity incentive awards.
MNPI Disclosure Timed for Compensation Value	false